General Information - Schedule of Subsidiaries and Joint Arrangements (Details)	6 Months Ended
Dec. 31, 2024
Moolec Science Limited [Member]
Schedule of Subsidiaries and Joint Arrangements [Line Items]
Principal activities	Investment in subsidiaries	[1]
Country of incorporation and principal place of business	United Kingdom	[1]
% Equity interest	100.00%	[1]
LightJump Acquisition Corporation [Member]
Schedule of Subsidiaries and Joint Arrangements [Line Items]
Principal activities	Investment in subsidiaries	[2]
Country of incorporation and principal place of business	USA	[2]
% Equity interest	100.00%	[2]
ValoraSoy S.A. [Member]
Schedule of Subsidiaries and Joint Arrangements [Line Items]
Principal activities	Investment in subsidiaries
Country of incorporation and principal place of business	Argentina
% Equity interest	100.00%
AG Biomolecules LLC (DE) [Member]
Schedule of Subsidiaries and Joint Arrangements [Line Items]
Principal activities	Investment in subsidiaries
Country of incorporation and principal place of business	USA
% Equity interest	100.00%
Microo Foods Ingredients S.L. [Member]
Schedule of Subsidiaries and Joint Arrangements [Line Items]
Principal activities	Investment in joint arrangements
Country of incorporation and principal place of business	Spain
% Equity interest	50.00%

[1]	Moolec Science Limited has a branch office in Argentina, Moolec Science Limited S.E.
[2]	LightJump Acquisition Corporation is an entity dissolved as of the date of issuance of these Financial Statements.